N-2	Dec. 23, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0002017577
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Privacore PCAAM Alternative Growth Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class S Shares	Class D Shares	Class I Shares
SHAREHOLDER FEES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)(1)	3.50%	1.50%	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%

(1) Investors in Class S Shares and Class D Shares may be charged a distribution fee or sales charge of up to 3.50% and 1.50% of the subscription amount, respectively.

(2) A 2.00% early repurchase fee (“Early Repurchase Fee”) payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class S, Class D or Class I Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. Such waivers will be applied uniformly to all Shareholders. Costs and charges imposed by a Portfolio Fund as a result of repurchase tenders by Shareholders may be passed on to Shareholders whose repurchase tenders resulted in the repurchase of a portion of the Shares that resulted in such charges as part of the Early Repurchase Fee. Such costs and charges will only be assessed such that these costs and charges combined with the Early Repurchase Fee, together, do not exceed 2.00% of the repurchase amount. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing net asset value. See “REPURCHASES OF SHARES.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (as a percentage of net assets attributable to Shares)
Investment Management Fee(3)	1.50%	1.50%	1.50%
Distribution and Servicing Fees(4)	0.85%	0.25%	0.00%
Interest Payments on Borrowed Funds(5)	0.00%	0.00%	0.00%
Other Expenses(6)	2.74%	2.74%	2.74%
Acquired Fund Fees and Expenses(7)	0.24%	0.24%	0.24%
Total Annual Expenses	5.33%	4.73%	4.48%
Fee Waivers and/or Expense Reimbursements(8)	-3.02%	-3.02%	-3.02%
Total Annual Fund Operating Expenses (after Fee Waivers and/or Expense Reimbursements)	2.31%	1.71%	1.46%

(3) The Investment Management Fee is calculated at an annual rate of 1.50%, payable monthly in arrears, based upon the Fund’s net assets as of month-end. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. The Adviser has contractually agreed to waive the Investment Management Fee payable by the Fund from the inception of the Fund through December 31, 2026. There is no guarantee that the Adviser will continue to waive the Investment Management Fee after December 31, 2026. See “INVESTMENT MANAGEMENT FEE” for additional information.

(4) The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares and to adopt a distribution and service plan for Class S Shares and Class D Shares. The Fund may charge a distribution and/or servicing fee up to a maximum of 0.85% per year on Class S Shares and a maximum of 0.25% per year on Class D Shares on an annualized basis of the aggregate net assets of the Fund attributable to each such class. The Fund may use these fees, in respect of the relevant class, to compensate financial intermediaries or financial institutions (collectively with their respective agents, “Financial Intermediaries”) for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class S Shares and Class D Shares of the Fund. See “DISTRIBUTION AND SERVICE PLAN.”

(5) The Fund does not anticipate engaging in any borrowings for the current fiscal year.

(6) Other expenses are estimated for the Fund’s current fiscal year.

(7) Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds, Secondary Investment Funds and Co-Investments. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2.5% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 25% of a Portfolio Fund’s net realized profits, typically subject to achieving a preferred return of 8%, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. “Acquired Fund Fees and Expenses” are estimated for the Fund’s current fiscal year.

(8) The Adviser has contractually agreed to waive the Investment Management Fee payable by the Fund from the inception of the Fund through December 31, 2026. In addition, the Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the total annual expenses (excluding Specified Expenses (defined in “FUND EXPENSES”)) do not exceed, on an annualized basis, 1.60%, 1.00% and 0.75% of the net assets of Class S Shares, Class D Shares and Class I Shares, respectively, in the relevant period (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the Expense Limit in effect at the time of the waiver, and (b) the Expense Limit in effect at the time of the recoupment. The Expense Limitation Agreement will remain in effect until January 21, 2027, and will automatically renew for consecutive twelve-month terms thereafter, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board upon thirty days’ written notice to the Adviser.

Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%	[2]
Interest Expenses on Borrowings [Percent]	0.00%	[3]
Distribution/Servicing Fees [Percent]	0.85%	[4]
Acquired Fund Fees and Expenses [Percent]	0.24%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.74%	[6]
Total Annual Expenses [Percent]	5.33%
Waivers and Reimbursements of Fees [Percent]	(3.02%)	[7]
Net Expense over Assets [Percent]	2.31%
Expense Example, Year 01	$ 58
Expense Example, Years 1 to 3	163
Expense Example, Years 1 to 5	267
Expense Example, Years 1 to 10	$ 526
Other Transaction Fees Basis, Maximum [Percent]	2.00%	[8]
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	1.50%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%	[2]
Interest Expenses on Borrowings [Percent]	0.00%	[3]
Distribution/Servicing Fees [Percent]	0.25%	[4]
Acquired Fund Fees and Expenses [Percent]	0.24%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.74%	[6]
Total Annual Expenses [Percent]	4.73%
Waivers and Reimbursements of Fees [Percent]	(3.02%)	[7]
Net Expense over Assets [Percent]	1.71%
Expense Example, Year 01	$ 32
Expense Example, Years 1 to 3	129
Expense Example, Years 1 to 5	226
Expense Example, Years 1 to 10	$ 471
Other Transaction Fees Basis, Maximum [Percent]	2.00%	[8]
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]		[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%	[2]
Interest Expenses on Borrowings [Percent]	0.00%	[3]
Distribution/Servicing Fees [Percent]	0.00%	[4]
Acquired Fund Fees and Expenses [Percent]	0.24%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.74%	[6]
Total Annual Expenses [Percent]	4.48%
Waivers and Reimbursements of Fees [Percent]	(3.02%)	[7]
Net Expense over Assets [Percent]	1.46%
Expense Example, Year 01	$ 15
Expense Example, Years 1 to 3	108
Expense Example, Years 1 to 5	202
Expense Example, Years 1 to 10	$ 442
Other Transaction Fees Basis, Maximum [Percent]	2.00%	[8]

[1]	Investors in Class S Shares and Class D Shares may be charged a distribution fee or sales charge of up to 3.50% and 1.50% of the subscription amount, respectively.
[2]	The Investment Management Fee is calculated at an annual rate of 1.50%, payable monthly in arrears, based upon the Fund’s net assets as of month-end. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. The Adviser has contractually agreed to waive the Investment Management Fee payable by the Fund from the inception of the Fund through December 31, 2026. There is no guarantee that the Adviser will continue to waive the Investment Management Fee after December 31, 2026. See “INVESTMENT MANAGEMENT FEE” for additional information.
[3]	The Fund does not anticipate engaging in any borrowings for the current fiscal year.
[4]	The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares and to adopt a distribution and service plan for Class S Shares and Class D Shares. The Fund may charge a distribution and/or servicing fee up to a maximum of 0.85% per year on Class S Shares and a maximum of 0.25% per year on Class D Shares on an annualized basis of the aggregate net assets of the Fund attributable to each such class. The Fund may use these fees, in respect of the relevant class, to compensate financial intermediaries or financial institutions (collectively with their respective agents, “Financial Intermediaries”) for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class S Shares and Class D Shares of the Fund. See “DISTRIBUTION AND SERVICE PLAN.”
[5]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds, Secondary Investment Funds and Co-Investments. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2.5% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 25% of a Portfolio Fund’s net realized profits, typically subject to achieving a preferred return of 8%, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. “Acquired Fund Fees and Expenses” are estimated for the Fund’s current fiscal year.
[6]	Other expenses are estimated for the Fund’s current fiscal year.
[7]	The Adviser has contractually agreed to waive the Investment Management Fee payable by the Fund from the inception of the Fund through December 31, 2026. In addition, the Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the total annual expenses (excluding Specified Expenses (defined in “FUND EXPENSES”)) do not exceed, on an annualized basis, 1.60%, 1.00% and 0.75% of the net assets of Class S Shares, Class D Shares and Class I Shares, respectively, in the relevant period (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the Expense Limit in effect at the time of the waiver, and (b) the Expense Limit in effect at the time of the recoupment. The Expense Limitation Agreement will remain in effect until January 21, 2027, and will automatically renew for consecutive twelve-month terms thereafter, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board upon thirty days’ written notice to the Adviser.
[8]	A 2.00% early repurchase fee (“Early Repurchase Fee”) payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class S, Class D or Class I Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. Such waivers will be applied uniformly to all Shareholders. Costs and charges imposed by a Portfolio Fund as a result of repurchase tenders by Shareholders may be passed on to Shareholders whose repurchase tenders resulted in the repurchase of a portion of the Shares that resulted in such charges as part of the Early Repurchase Fee. Such costs and charges will only be assessed such that these costs and charges combined with the Early Repurchase Fee, together, do not exceed 2.00% of the repurchase amount. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing net asset value. See “REPURCHASES OF SHARES.”